Equity (Details 8) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Summary of performance share activity
Shares Outstanding at January 1,	937,172
Granted Shares	734,159
Forfeited Shares	(61,160)
Paid	(47,322)
Shares Outstanding at December 31,	1,562,849
Expected to vest at December 31,	1,562,849
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1,	$ 29.63
Granted Weighted Average Grant Date Fair Value	$ 41.94
Forfeited Weighted Average Grant Date Fair Value	$ 35.36
Payable Weighted Average Grant Date Fair Value	$ 44.35
Weighed Average Grant Date Fair Value Outstanding December 31,	$ 34.74
Weighted Average Grant Date Fair Value Shares expected to vest at December, 31	$ 34.74